Prospectus Supplement Supplement dated June 29, 2023
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund ■ Focused International Growth Fund ■ Global Small Cap Fund ■ International Growth Fund ■ International Opportunities Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund (Prospectuses dated April 1, 2023)

Global Real Estate Fund ■ Real Estate Fund ■ Balanced Fund ■ Growth Fund ■ Heritage Fund ■ Select Fund ■ Small Cap Growth Fund ■ Sustainable Equity Fund ■ Ultra Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund ■ International Bond Fund
(Prospectuses dated March 1, 2023)

Multisector Income Fund (Prospectus dated August 1, 2022 as revised February 14, 2023)

Zero Coupon 2025 Fund (Prospectus dated February 1, 2023)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund ■ California Tax-Free Money Market Fund
(Prospectuses dated January 1, 2023)

Focused Dynamic Growth Fund (Prospectus dated December 1, 2022 as revised January 1, 2023)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio ■ One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio ■ One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio ■ One Choice© In Retirement Portfolio (Prospectuses dated December 1, 2022 as revised December 6, 2022)

One Choice© Blend+ 2015 Portfolio ■ One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio ■ One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio ■ One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio ■ One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio ■ One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio ■ One Choice© Portfolio: Aggressive ■ One Choice© Portfolio: Conservative ■ One Choice© Portfolio: Moderate ■ One Choice© Portfolio: Very Aggressive ■ One Choice© Portfolio: Very Conservative ■ Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund ■ Strategic Allocation: Moderate Fund (Prospectuses dated December 1, 2022)

Disciplined Growth Fund (Prospectus dated November 1, 2022 as revised November 28, 2022)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund ■ Utilities Fund
(Prospectuses dated November 1, 2022)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund ■ Tax-Free Money Market Fund (Prospectuses dated October 1, 2022)

Equity Income Fund ■ Focused Large Cap Value Fund ■ Mid Cap Value Fund ■ Small Cap Dividend Fund ■ Small Cap Value Fund ■
Value Fund ■ Capital Preservation Fund ■ Ginnie Mae Fund ■ Government Bond Fund ■ Inflation-Adjusted Bond Fund ■ Short-Term Government Fund ■ Core Plus Fund ■ Diversified Bond Fund ■ High Income Fund ■ High-Yield Fund ■ Prime Money Market Fund ■ Short Duration Fund ■ Short Duration Inflation Protection Bond Fund ■ Short Duration Strategic Income Fund ■ U.S. Government Money Market Fund (Prospectuses dated August 1, 2022)

The following replaces the Account Maintenance Fee section under Investing Directly with American Century Investments in the prospectuses.
Account Maintenance Fee
If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments once per year, generally the last Friday in October. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $25 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-98112 2306